Financial instruments - Schedule of financial assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 379	£ 531	£ 293
Derivative liabilities	(228)	(129)	(145)
Financial assets/(liabilities) at fair value	151	402	148
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities) at fair value	(290)	(315)	(286)
Financial assets - other	96	86	91
Financial liabilities - other	£ (386)	£ (401)	(377)
Contingent consideration | Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities - other			£ (206)